Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Noninterest-bearing deposits	$ 50,697	$ 45,695
Interest checking	30,263	25,410
Money market and savings	64,883	60,461
Time deposits	14,391	17,558
Total deposits	160,234	149,124
Time deposits $100,000 and greater	5,394	7,562
Time deposits $250,000 and greater	$ 2,179	$ 3,497